Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO (Michael J. Nolan) ($)[1]	Compensation Actually Paid to PEO (Michael J. Nolan) ($)[2]	Summary Compensation Table Total for PEO (Raymond R. Quirk) ($)[1]	Compensation Actually Paid to PEO (Raymond R. Quirk) ($)[3]	Average Summary Compensation Table Total for Non-PEO NEOs ($)[5]	Average Compensation Actually Paid to Non-PEO NEOs ($)[6]	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) ($)[9]	Adjusted Pre-Tax Title Margin ($)[10]
							Total Shareholder Return ($)[7]	Peer Group Total Shareholder Return ($)[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	( j)	(k)
2022	7,710,841	6,458,623	8,050,151	5,028,454	2,720,737	1,895,590	(33.04)	(55.30)	1,136	16.7%
2021	—	—	10,457,921	13,611,443	4,113,156	5,087,504	42.41	61.03	2,422	21.7%
2020	—	—	9,716,868	7,994,932	3,768,475	3,244,234	(12.37)	(4.97)	1,427	19.6%
2019	—	—	9,646,148	13,264,537	4,223,123	5,379,749	40.55	24.71	1,062	16.3%
2018	—	—	9,078,682	6,842,561	3,724,760	3,257,939	(17.14)	(15.30)	628	14.8%

1.	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Nolan (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

2.	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Nolan, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Nolan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Nolan’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO (Michael J. Nolan) ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO (Michael J. Nolan) ($)
2022	7,710,841	4,476,678	(1,252,219)	6,458,623

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. We did not award any options to our executives in 2022, 2021 or 2020.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total ($)
2022	5,944,643	3,545,363	—	(568,228)	—	247,324	(1,252,219)

3.	Mr. Quirk ceased to be our Chief Executive Officer and transited to Executive Vice-Chairman of our Board as of February 1, 2022. The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Quirk for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

4.	The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Quirk, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Quirk during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Quirk’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO (Raymond R. Quirk) ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO (Raymond R. Quirk) ($)
2022	8,050,151	5,026,678	(3,021,697)	5,028,454
2021	10,457,921	5,390,000	3,153,522	13,611,443
2020	9,716,868	4,900,000	(1,721,936)	7,994,932
2019	9,646,148	4,675,038	3,618,389	13,264,537
2018	9,078,682	4,674,991	(2,236,122)	6,842,561

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total ($)
2022	9,292,033	3,104,517	—	(1,467,893)	—	368,357	(3,021,697)
2021	12,213,485	7,259,086	—	1,244,730	—	39,707	3,153,522
2020	9,882,937	4,815,150	—	(1,645,829)	—	8,743	(1,721,936)
2019	10,482,318	6,299,120	—	1,994,465	—	(158)	3,618,389
2018	8,610,381	3,321,314	—	(964,648)	—	82,203	(2,236,122)

5.	The dollar amounts reported in column (f) represent the average of the amounts reported for our named executive officers (NEOs) as a group (excluding for 2022 Mr. Nolan who has served as our Chief Executive Officer since February 1, 2022 and Mr. Quirk who served as our Chief Executive Officer through January 31, 2022, and excluding Mr. Quirk for 2021, 2020, 2019 and 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. Nolan and/or Quirk, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Anthony J. Park, Peter T. Sadowski, Michael L. Gravelle and Roger S. Jewkes; (ii) for 2021 and 2020, Michael J. Nolan, Roger S. Jewkes, Anthony J. Park and Peter T. Sadowski; (iii) for 2019, Michael J. Nolan, Roger S. Jewkes, Anthony J. Park, Peter T. Sadowski and Brent B. Bickett; and (iv) for 2018, Michael J. Nolan, Roger S. Jewkes, Anthony J. Park and Brent B. Bickett.

6.	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021, 2020, 2019 and 2018), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021, 2020, 2019 and 2018) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021, 2020, 2019 and 2018) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,720,737	1,100,000	(825,147)	—	—	1,895,590
2021	4,113,156	1,672,715	974,347	—	—	5,087,504
2020	3,768,475	1,520,650	(524,240)	—	—	3,244,234
2019	4,223,123	1,144,817	1,156,626	—	—	5,379,749
2018	3,724,760	1,541,123	(466,821)	—	—	3,257,939

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	2,293,644	586,485	—	(403,400)	—	91,769	(825,147)
2021	3,783,119	2,250,979	—	383,148	—	12,935	974,347
2020	3,048,549	1,497,298	—	(503,788)	—	2,900	(524,240)
2019	2,981,659	1,669,774	—	637,098	—	(5,428)	1,156,626
2018	2,859,592	1,089,630	—	(39,155)	—	23,826	(466,821)

7.	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

8.	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is First American Financial Corporation and Stewart Information Services Corp.

9.	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

10.	Adjusted Pre-tax Title Margin is calculated by dividing the earnings before income taxes and non-controlling interests from our title segment, excluding recognized gains and losses, purchase accounting amortization and other unusual items, by total revenues of the title segment excluding recognized gains and losses.

Company Selected Measure Name	Adjusted Pre-Tax Title Margin
Named Executive Officers, Footnote [Text Block]	1.The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Nolan (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.3.Mr. Quirk ceased to be our Chief Executive Officer and transited to Executive Vice-Chairman of our Board as of February 1, 2022. The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Quirk for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.
5.	The dollar amounts reported in column (f) represent the average of the amounts reported for our named executive officers (NEOs) as a group (excluding for 2022 Mr. Nolan who has served as our Chief Executive Officer since February 1, 2022 and Mr. Quirk who served as our Chief Executive Officer through January 31, 2022, and excluding Mr. Quirk for 2021, 2020, 2019 and 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. Nolan and/or Quirk, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Anthony J. Park, Peter T. Sadowski, Michael L. Gravelle and Roger S. Jewkes; (ii) for 2021 and 2020, Michael J. Nolan, Roger S. Jewkes, Anthony J. Park and Peter T. Sadowski; (iii) for 2019, Michael J. Nolan, Roger S. Jewkes, Anthony J. Park, Peter T. Sadowski and Brent B. Bickett; and (iv) for 2018, Michael J. Nolan, Roger S. Jewkes, Anthony J. Park and Brent B. Bickett.

Peer Group Issuers, Footnote [Text Block]
8.	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is First American Financial Corporation and Stewart Information Services Corp.

Adjustment To PEO Compensation, Footnote [Text Block]
2.	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Nolan, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Nolan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Nolan’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO (Michael J. Nolan) ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO (Michael J. Nolan) ($)
2022	7,710,841	4,476,678	(1,252,219)	6,458,623

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. We did not award any options to our executives in 2022, 2021 or 2020.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total ($)
2022	5,944,643	3,545,363	—	(568,228)	—	247,324	(1,252,219)

4.	The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Quirk, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Quirk during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Quirk’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO (Raymond R. Quirk) ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO (Raymond R. Quirk) ($)
2022	8,050,151	5,026,678	(3,021,697)	5,028,454
2021	10,457,921	5,390,000	3,153,522	13,611,443
2020	9,716,868	4,900,000	(1,721,936)	7,994,932
2019	9,646,148	4,675,038	3,618,389	13,264,537
2018	9,078,682	4,674,991	(2,236,122)	6,842,561

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total ($)
2022	9,292,033	3,104,517	—	(1,467,893)	—	368,357	(3,021,697)
2021	12,213,485	7,259,086	—	1,244,730	—	39,707	3,153,522
2020	9,882,937	4,815,150	—	(1,645,829)	—	8,743	(1,721,936)
2019	10,482,318	6,299,120	—	1,994,465	—	(158)	3,618,389
2018	8,610,381	3,321,314	—	(964,648)	—	82,203	(2,236,122)

Non-PEO NEO Average Total Compensation Amount	$ 2,720,737	$ 4,113,156	$ 3,768,475	$ 4,223,123	$ 3,724,760
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,895,590	5,087,504	3,244,234	5,379,749	3,257,939
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
6.	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021, 2020, 2019 and 2018), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021, 2020, 2019 and 2018) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021, 2020, 2019 and 2018) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,720,737	1,100,000	(825,147)	—	—	1,895,590
2021	4,113,156	1,672,715	974,347	—	—	5,087,504
2020	3,768,475	1,520,650	(524,240)	—	—	3,244,234
2019	4,223,123	1,144,817	1,156,626	—	—	5,379,749
2018	3,724,760	1,541,123	(466,821)	—	—	3,257,939

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	2,293,644	586,485	—	(403,400)	—	91,769	(825,147)
2021	3,783,119	2,250,979	—	383,148	—	12,935	974,347
2020	3,048,549	1,497,298	—	(503,788)	—	2,900	(524,240)
2019	2,981,659	1,669,774	—	637,098	—	(5,428)	1,156,626
2018	2,859,592	1,089,630	—	(39,155)	—	23,826	(466,821)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR. As demonstrated by the following graph, the amount of compensation actually paid to Mr. Quirk in 2018, 2019, 2020 and 2021, the average compensation paid to Messrs. Quirk and Nolan for 2022, and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021, 2020, 2019 and 2018) is generally aligned with the Company’s cumulative TSR over the five years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Messrs. Nolan and Quirk and to the other NEOs is comprised of equity awards.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income. As demonstrated by the following table, the amount of compensation actually paid to our principal executive officer and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021, 2020, 2019 and 2018) is generally aligned with the Company’s net income over the five years presented in the table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure Adjusted Pre-tax Margin, which the company does use for when setting goals in the Company’s annual incentive plan and the performance-based restricted stock awards that are granted to the NEOs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted Pre-tax Title Margin. As demonstrated by the following graph, the amount of compensation actually paid to our principal executive officer and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021, 2020, 2019 and 2018) is generally aligned with the Adjusted Pre-tax Title Margin of our title segment over the five years presented in the table. As described above, Adjusted Pre-tax Title Margin is determined by dividing the earnings before income taxes and non-controlling interests from our title segment, excluding recognized gains and losses, purchase accounting amortization and other unusual items, by total revenues of the title segment excluding recognized gains and losses. The Company has determined that Adjusted Pre-tax Title Margin is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Adjusted Pre-tax Title Margin when setting goals in the Company’s annual incentive plan, as well as for setting goals for the performance-based restricted stock awards granted to the NEOs.

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group. As demonstrated by the following graph, the Company’s cumulative TSR over the five-year period presented in the table was 20%, while the cumulative TSR of the peer group presented for this purpose, First American Financial Corporation and Stewart Information Services Corp., was 10% over the five years presented in the table. The Company’s cumulative TSR generally outperformed the First American Financial Corporation and Stewart Information Services Corp. during the five years presented in the table, representing the Company’s superior financial performance as compared to the companies comprising the First American Financial Corporation and Stewart Information Services Corp. peer group. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List [Table Text Block]

Tabular List of Financial Performance Measures. As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted Pre-Tax Title Margin

•	Adjusted Title Revenue

Total Shareholder Return Amount	$ (33.04)	42.41	(12.37)	40.55	(17.14)
Peer Group Total Shareholder Return Amount	(55.3)	61.03	(4.97)	24.71	(15.3)
Net Income (Loss)	$ 1,136,000,000	$ 2,422,000,000	$ 1,427,000,000	$ 1,062,000,000	$ 628,000,000
Company Selected Measure Amount	16.7	21.7	19.6	16.3	14.8
PEO Name	Mr. Nolan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Title Margin
Non-GAAP Measure Description [Text Block]
10.	Adjusted Pre-tax Title Margin is calculated by dividing the earnings before income taxes and non-controlling interests from our title segment, excluding recognized gains and losses, purchase accounting amortization and other unusual items, by total revenues of the title segment excluding recognized gains and losses.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Title Revenue
Michael J. Nolan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,710,841
PEO Actually Paid Compensation Amount	6,458,623
Raymond R. Quirk [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	8,050,151	$ 10,457,921	$ 9,716,868	$ 9,646,148	$ 9,078,682
PEO Actually Paid Compensation Amount	5,028,454	13,611,443	7,994,932	13,264,537	6,842,561
PEO [Member] | Michael J. Nolan [Member] | Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,476,678
PEO [Member] | Michael J. Nolan [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,252,219)
PEO [Member] | Michael J. Nolan [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,944,643
PEO [Member] | Michael J. Nolan [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,545,363
PEO [Member] | Michael J. Nolan [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(568,228)
PEO [Member] | Michael J. Nolan [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	247,324
PEO [Member] | Raymond R. Quirk [Member] | Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,026,678	5,390,000	4,900,000	4,675,038	4,674,991
PEO [Member] | Raymond R. Quirk [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,021,697)	3,153,522	(1,721,936)	3,618,389	(2,236,122)
PEO [Member] | Raymond R. Quirk [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,292,033	12,213,485	9,882,937	10,482,318	8,610,381
PEO [Member] | Raymond R. Quirk [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,104,517	7,259,086	4,815,150	6,299,120	3,321,314
PEO [Member] | Raymond R. Quirk [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,467,893)	1,244,730	(1,645,829)	1,994,465	(964,648)
PEO [Member] | Raymond R. Quirk [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	368,357	39,707	8,743	(158)	82,203
Non-PEO NEO [Member] | Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,100,000	1,672,715	1,520,650	1,144,817	1,541,123
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(825,147)	974,347	(524,240)	1,156,626	(466,821)
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,293,644	3,783,119	3,048,549	2,981,659	2,859,592
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	586,485	2,250,979	1,497,298	1,669,774	1,089,630
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(403,400)	383,148	(503,788)	637,098	(39,155)
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 91,769	$ 12,935	$ 2,900	$ (5,428)	$ 23,826